FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Reconciliation of the Beginning and Closing Balances of Equity Instrument as Financial Assets at FVCOI Classified as Level 3 Within the Fair Value Hierarchy (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	$ 2,929
Ending balance	1,553	$ 2,929
Significant unobservable inputs (Level 3)
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	2,929	2,271
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(1,352)	734
Exchange difference on translation	(24)	(76)
Ending balance	$ 1,553	$ 2,929